General (Genesis Transaction) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2010		Nov. 27, 2006	Mar. 25, 2010 Genesis [Member]	Dec. 31, 2012 Genesis [Member]	Dec. 31, 2010 Genesis [Member]	Sep. 17, 2009 Genesis [Member]
Business Acquisition [Line Items]
Date Genesis Transaction was completed					Mar. 25, 2010
Amalgamation gain	$ 274	[1]				$ 274
Ratio of company shares for Genesis shares				1
AerCap's share price			$ 23	$ 10.83			$ 8.81
Genesis' share price							$ 8.45
Consideration paid	372,327	[2]		372,300
Fair value of net assets acquired	$ 403,350	[2]		$ 403,400

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).